Oct. 01, 2015
T. Rowe Price Prime Reserve Fund

Supplement to Prospectus Dated October 1, 2015

This supplement updates the prospectus to describe changes the T. Rowe Price Prime Reserve Fund will be making in connection with amendments to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940. The changes are effective immediately unless otherwise noted.

On August 1, 2016, the fund will change its name to the T. Rowe Price Government Money Fund, which reflects the fund’s intention to qualify as a “government money market fund” in accordance with amendments to Rule 2a-7. Due to the inclusion of the term “government” in the fund’s new name, the fund will be required to adopt a policy to normally invest at least 80% of its net assets in government securities and/or repurchase agreements that are collateralized by government securities. Effective August 1, 2016, all references in the prospectus to the T. Rowe Price Prime Reserve Fund will be replaced by reference to the T. Rowe Price Government Money Fund.

The fund’s current management fee consists of two components—an individual fund fee of 0.05% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of most of the T. Rowe Price funds. On August 1, 2016, the fund’s management fee will consist of only the group fee and will no longer include an individual fund fee, although the fund’s adviser may continue to voluntarily waive its management fees and pay the fund’s operating expenses in an effort to maintain a zero or positive net yield for the fund. As of the fund’s prior fiscal year-end, the annual group fee rate was 0.29%. To reflect the lowering of the fund’s management fee, effective August 1, 2016, the fee table and expense example on page 1 are revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE
Maximum deferred sales charge (load)	NONE
Redemption fee	NONE

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.29%[b]
Distribution and service (12b-1) fees	0.00%
Other expenses	0.19%
Total annual fund operating expenses	0.48%[b,c]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c The figure shown in the fee table does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers and does not reflect the lowering of the management fee.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$49	$154	$269	$604

The following is hereby added under “Principal Investment Strategies,” beginning on page 1:

Effective August 1, 2016, the fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in government securities and/or repurchase agreements that are collateralized by government securities. The fund intends to qualify as a “government money market fund” in accordance with amendments to Rule 2a-7 that go into effect on October 14, 2016. Consistent with the requirements for government money market funds, effective October 14, 2016, the fund will also invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. Government securities include any security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities. Beginning on October 14, 2016, the fund will only be permitted to invest a de minimis amount (i.e., up to 0.5% of its total assets) in non-government money market securities, such as municipal money market securities issued by state and local governments, and money market securities issued by foreign companies and financial institutions, which include U.S. dollar-denominated money market securities traded outside of the U.S. and U.S. dollar-denominated money market securities of foreign issuers traded in the U.S.

The amendments to Rule 2a-7 do not require government money market funds to impose liquidity fees or temporary redemption gates. The fund has no intention to voluntarily impose liquidity fees and/or redemption gates, although the fund’s Board of Directors reserves the right to impose liquidity fees and redemption gates in the future.

In accordance with the amendments to Rule 2a-7, the following is hereby added under “Principal Risks,” on page 2:

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.